UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

SHORT-TERM BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

II	Western Asset Short-Term Bond Fund

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Short-Term Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 1.85%. The Fund’s unmanaged benchmark, the FTSE Treasury/Government Sponsored/Credit 1-3 Year Indexi, returned 2.88% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned 1.41% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	1.85%
Class C	1.73%
Class C1[1]	1.70%
Class R	1.66%
Class I	1.96%
Class IS	2.01%
FTSE Treasury/Government Sponsored/ Credit 1-3 Year Index	2.88%
Lipper Short Investment Grade Debt Funds Category Average	1.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.84%, 0.13%, 0.54%, 0.51%, 1.09% and 1.18%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been -0.77%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Short-Term Bond Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.75%, 1.50%, 0.98%, 1.28%, 0.54% and 0.41%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective January 1, 2021, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short-Term Bond Fund	V

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed and mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 379 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Short-Term Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.85%	$1,000.00	$1,018.50	0.72%	$3.61	Class A	5.00%	$1,000.00	$1,021.28	0.72%	$3.62
Class C	1.73	1,000.00	1,017.30	1.47	7.37	Class C	5.00	1,000.00	1,017.55	1.47	7.37
Class C1	1.70	1,000.00	1,017.00	1.02	5.12	Class C1	5.00	1,000.00	1,019.79	1.02	5.12
Class R	1.66	1,000.00	1,016.60	1.09	5.47	Class R	5.00	1,000.00	1,019.44	1.09	5.47
Class I	1.96	1,000.00	1,019.60	0.49	2.46	Class I	5.00	1,000.00	1,022.43	0.49	2.46
Class IS	2.01	1,000.00	1,020.10	0.39	1.96	Class IS	5.00	1,000.00	1,022.92	0.39	1.96

2	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.5%
Communication Services — 4.2%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	1.498%	6/12/24	$2,740,000	$2,746,476	(a)
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,029,576
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,210,000	2,460,532
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,442,000	2,941,082
Total Diversified Telecommunication Services				9,177,666
Interactive Media & Services — 0.2%
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,839,416	(b)
Media — 2.3%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,205,000	1,285,715
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,940,000	3,371,679
Comcast Corp., Senior Notes	3.100%	4/1/25	1,050,000	1,158,779
Comcast Corp., Senior Notes	3.950%	10/15/25	4,060,000	4,655,826
Comcast Corp., Senior Notes	3.150%	3/1/26	160,000	178,892
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000	538,226
Fox Corp., Senior Notes	4.030%	1/25/24	1,350,000	1,497,391
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,680,289
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	646,380	(c)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,292,037	(c)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	1,750,000	1,770,127
Total Media				18,075,341
Wireless Telecommunication Services — 0.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	915,625	928,211	(c)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	1,370,000	1,493,663	(c)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,140,000	1,245,842
Total Wireless Telecommunication Services				3,667,716
Total Communication Services				32,760,139
Consumer Discretionary — 3.1%
Automobiles — 1.1%
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	3,090,000	3,203,166	(c)

See Notes to Financial Statements.

4	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	$2,140,000	$2,151,439
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,682,198
Total Automobiles				8,036,803
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp., Senior Notes	2.625%	1/15/22	400,000	413,530
McDonald’s Corp., Senior Notes	3.300%	7/1/25	950,000	1,056,597
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,050,000	2,104,238
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,130,000	2,416,522
McDonald’s Corp., Senior Notes	3.500%	3/1/27	30,000	33,997
Sands China Ltd., Senior Notes	4.600%	8/8/23	950,000	1,002,535
Total Hotels, Restaurants & Leisure				7,027,419
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	461,102
Amazon.com Inc., Senior Notes	0.400%	6/3/23	660,000	659,210
Amazon.com Inc., Senior Notes	0.800%	6/3/25	620,000	626,165
Total Internet & Direct Marketing Retail				1,746,477
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	30,000	32,044
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	3.250%	3/1/22	1,480,000	1,554,117
Home Depot Inc., Senior Notes	2.500%	4/15/27	20,000	21,945
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,500,000	1,711,230
Target Corp., Senior Notes	2.250%	4/15/25	1,540,000	1,648,892
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	230,000	256,305
Total Specialty Retail				5,192,489
Textiles, Apparel & Luxury Goods — 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	1,610,000	1,732,623
Total Consumer Discretionary				23,767,855
Consumer Staples — 3.4%
Beverages — 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	1.816%	2/1/21	3,420,000	3,441,335	(a)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,336,565
Coca-Cola Co., Senior Notes	2.950%	3/25/25	160,000	176,202
Coca-Cola Co., Senior Notes	1.450%	6/1/27	240,000	247,174
PepsiCo Inc., Senior Notes	2.250%	3/19/25	30,000	32,083
Total Beverages				7,233,359

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — 1.0%
Kroger Co., Senior Notes	3.400%	4/15/22	$1,690,000	$1,762,019
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,046,011
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,604,108
Walmart Inc., Senior Notes	3.400%	6/26/23	120,000	130,797
Total Food & Staples Retailing				7,542,935
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	2.800%	7/2/20	152,000	152,000
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	210,000	216,492	(c)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	120,000	124,369
Mondelez International Inc., Senior Notes	1.500%	5/4/25	490,000	500,394
Total Food Products				993,255
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	90,000	97,742
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	60,000	66,786
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	731,710	(c)
Total Household Products				896,238
Tobacco — 1.2%
Altria Group Inc., Senior Notes	3.490%	2/14/22	880,000	918,484
Altria Group Inc., Senior Notes	3.800%	2/14/24	270,000	295,409
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,090,000	2,198,680
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,486,091
Cargill Inc., Senior Notes	1.375%	7/23/23	320,000	325,656	(c)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	2,400,000	2,441,593
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	500,000	537,749
Total Tobacco				9,203,662
Total Consumer Staples				25,869,449
Energy — 6.2%
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,303,754
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,710,806
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	940,286
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	850,933	(c)
Total Energy Equipment & Services				5,805,779

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — 5.4%
Apache Corp., Senior Notes	3.625%	2/1/21	$930,000	$920,875
BP Capital Markets America Inc., Senior Notes	2.520%	9/19/22	1,000,000	1,039,096
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,112,927
BP Capital Markets PLC, Senior Notes	3.062%	3/17/22	120,000	124,954
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,804,604
Chevron Corp., Senior Notes	1.554%	5/11/25	1,800,000	1,852,303
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,098,371
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	1,860,000	2,172,742
Continental Resources Inc., Senior Notes	5.000%	9/15/22	887,000	872,697
Continental Resources Inc., Senior Notes	4.500%	4/15/23	490,000	469,925
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,070,000	1,003,328
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,250,000	1,252,011
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	140,000	144,209
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	162,811
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	350,000	376,127
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,267,363
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	2,000,000	2,119,456
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	400,000	442,772
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,920,000	1,971,872
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,820,000	1,978,278
KazMunayGas National Company JSC, Senior Notes	3.875%	4/19/22	1,700,000	1,741,652	(c)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,500,000	1,652,536
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	3,138,322	(c)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	221,980
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	1,923,000	1,916,991
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,140,000	1,117,172
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,391,544
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	329,083
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,948,730	(c)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	1,155,545	(c)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,023,845

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	1.750%	9/12/21	$330,000	$334,878
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	1,212,178
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	290,000	275,807
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	90,000	82,628	(a)
Williams Cos. Inc., Senior Notes	3.600%	3/15/22	800,000	831,743
Total Oil, Gas & Consumable Fuels				41,561,355
Total Energy				47,367,134
Financials — 19.4%
Banks — 14.1%
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,996,375	(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,713,965	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	833,622
Banco Santander SA, Senior Notes	3.848%	4/12/23	600,000	639,315
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,125,092
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	2,550,000	2,559,700	(a)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	320,000	347,268	(a)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,822,781
Bank of Montreal, Senior Notes	1.850%	5/1/25	630,000	652,690
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	340,000	342,523
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	1,000,000	1,018,227
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	216,319	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,089,250
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,490,000	3,696,902	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	200,000	216,441	(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	430,000	440,841	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,883,422	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	517,321	(c)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	340,000	341,295
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,360,000	1,352,974	(a)(d)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes	2.700%	3/30/21	$900,000	$914,719
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	2,411,008
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	370,000	377,636	(a)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	2,160,000	2,327,381	(a)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	2,000,000	2,241,116
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	3,900,000	3,988,753
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,030,000	2,041,891
Danske Bank A/S, Senior Notes	5.000%	1/12/22	970,000	1,019,544	(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	460,000	512,480	(c)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	610,000	612,106	(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	500,000	546,013
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	2.351%	4/23/21	3,610,000	3,637,642	(a)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,600,000	1,729,163	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,812,528	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	6,680,000	6,945,912	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,410,000	2,467,594
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	2,240,000	2,436,081	(a)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,090,000	4,267,369
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	1.359%	5/27/21	2,600,000	2,621,882	(a)(c)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	620,000	626,477	(c)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	2,122,205
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,406,528
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	1,540,000	1,580,448
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	500,603	(a)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	747,439
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,563,324
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	410,194

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	$500,000	$506,885
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	431,559
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	2,000,000	2,012,371
UniCredit SpA, Senior Notes	6.572%	1/14/22	3,160,000	3,339,480	(c)
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	131,257
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,243,662
US Bancorp, Senior Notes	1.450%	5/12/25	740,000	763,071
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	316,445
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/31/20	2,450,000	2,436,084	(a)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	1,410,000	1,541,645
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,610,000	3,736,898	(a)
Total Banks				108,133,716
Capital Markets — 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	190,000	196,975
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	1.256%	8/17/20	2,430,000	2,432,335	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	851,030
Credit Suisse AG, Senior Notes	2.950%	4/9/25	370,000	402,003
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,023,791
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	800,000	849,158
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	4,230,000	4,604,912
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	250,000	274,424
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/31/20	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	3,730,000	3,741,454
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,580,000	1,646,995	(a)
UBS AG, Senior Notes	1.750%	4/21/22	600,000	611,628	(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	800,000	907,843	(c)
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	1.737%	9/24/20	3,470,000	3,480,749	(a)(c)
Total Capital Markets				21,023,297

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — 0.8%
American Express Co., Senior Notes	3.000%	2/22/21	$3,090,000	$3,133,676
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,233,855
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	60,154
Total Consumer Finance				6,427,685
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	404,684
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	910,000	904,913
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,321,533
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,063,084
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,530,000	1,552,778	(c)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	1,600,000	1,615,833	(c)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	1,550,000	1,582,552	(c)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	153,961	(c)
Total Diversified Financial Services				9,599,338
Insurance — 0.6%
American International Group Inc., Senior Notes	3.300%	3/1/21	500,000	508,448
American International Group Inc., Senior Notes	2.500%	6/30/25	190,000	201,366
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,000,000	1,004,669	(c)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	690,000	694,193	(c)
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,581,006	(c)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	240,000	240,759	(c)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	120,000	120,489	(c)
Total Insurance				4,350,930
Total Financials				149,534,966
Health Care — 4.9%
Biotechnology — 1.0%
AbbVie Inc., Senior Notes	2.300%	11/21/22	3,430,000	3,549,572	(c)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	2.600%	11/21/24	$2,500,000	$2,655,656	(c)
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,500,000	1,660,196
Total Biotechnology				7,865,424
Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	725,000	750,996
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.348%	6/6/22	1,100,000	1,103,070	(a)
Total Health Care Equipment & Supplies				1,854,066
Health Care Providers & Services — 2.4%
Aetna Inc., Senior Notes	2.750%	11/15/22	2,400,000	2,500,887
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	504,004
Cigna Corp., Senior Notes	3.400%	9/17/21	1,710,000	1,767,220
Cigna Corp., Senior Notes	3.750%	7/15/23	80,000	86,888
CVS Health Corp., Senior Notes	3.350%	3/9/21	3,059,000	3,119,904
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,210,000	3,632,618
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,271,503
Humana Inc., Senior Notes	4.500%	4/1/25	810,000	922,804
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	290,254
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	50,000	52,333
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	110,000	119,899
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,000,000	1,068,590
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	150,000	171,018
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	3,120,000	3,180,027
Total Health Care Providers & Services				18,687,949
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	270,000	292,402	(c)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	2,080,000	2,367,784	(c)
Elanco Animal Health Inc., Senior Notes	4.662%	8/27/21	1,710,000	1,751,681
Eli Lilly and Co., Senior Notes	2.350%	5/15/22	690,000	716,740
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,362,670
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	380,000	379,543
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,682,765
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	130,159
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	333,851
Total Pharmaceuticals				9,017,595
Total Health Care				37,425,034

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 3.9%
Aerospace & Defense — 1.6%
Boeing Co., Senior Notes	1.650%	10/30/20	$500,000	$500,370
Boeing Co., Senior Notes	4.875%	5/1/25	2,990,000	3,261,983
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,250,987
General Dynamics Corp., Senior Notes	3.250%	4/1/25	2,070,000	2,297,180
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	554,000	574,162
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	3,590,000	3,606,939
Total Aerospace & Defense				12,491,621
Airlines — 0.0%††
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	86,073	84,889
Building Products — 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	600,000	611,992	(c)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	450,000	460,584	(c)
Total Building Products				1,072,576
Commercial Services & Supplies — 0.3%
Republic Services Inc., Senior Notes	2.500%	8/15/24	1,000,000	1,064,328
Waste Management Inc., Senior Notes	2.950%	6/15/24	1,000,000	1,024,293
Total Commercial Services & Supplies				2,088,621
Industrial Conglomerates — 0.7%
3M Co., Senior Notes	3.250%	2/14/24	2,000,000	2,180,645
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	1,047,670
Honeywell International Inc., Senior Notes	1.350%	6/1/25	2,230,000	2,285,450
Total Industrial Conglomerates				5,513,765
Machinery — 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,528,321
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	305,378
Total Machinery				2,833,699
Road & Rail — 0.7%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,713,048
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,670,000	1,778,304
Total Road & Rail				5,491,352
Trading Companies & Distributors — 0.0%††
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000	157,785
Total Industrials				29,734,308

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 3.3%
IT Services — 1.0%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	$1,000,000	$1,083,499
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	280,000	285,668
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	790,000	817,609
Visa Inc., Senior Notes	2.200%	12/14/20	5,500,000	5,536,741
Total IT Services				7,723,517
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	2.250%	11/15/23	500,000	517,025	(c)
Broadcom Inc., Senior Notes	4.700%	4/15/25	780,000	879,822	(c)
Broadcom Inc., Senior Notes	3.150%	11/15/25	500,000	532,811	(c)
Intel Corp., Senior Notes	3.700%	7/29/25	2,500,000	2,842,340
Micron Technology Inc., Senior Notes	2.497%	4/24/23	310,000	322,443
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	100,000	104,992	(c)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	1,000,000	1,027,260
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	110,000	111,924
Total Semiconductors & Semiconductor Equipment				6,338,617
Software — 0.8%
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,301,541
Microsoft Corp., Senior Notes	2.400%	2/6/22	3,310,000	3,417,149
Total Software				5,718,690
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc., Senior Notes	1.550%	8/4/21	1,800,000	1,826,796
Apple Inc., Senior Notes	1.125%	5/11/25	3,400,000	3,475,755
Total Technology Hardware, Storage & Peripherals				5,302,551
Total Information Technology				25,083,375
Materials — 1.2%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,259,325	(c)
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,840,875	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	139,000	139,309
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,279,718	(c)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	420,000	433,856	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,849,532
Total Metals & Mining				5,543,290

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	$1,720,000	$1,885,223	(c)
Total Materials				9,687,838
Utilities — 0.9%
Electric Utilities — 0.9%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	2,386,000	2,476,224
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,000,000	1,082,034
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	1,490,000	1,496,109
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,718,105	(b)
Total Utilities				6,772,472
Total Corporate Bonds & Notes (Cost — $381,779,876)				388,002,570
Collateralized Mortgage Obligations (j) —13.6%
Alternative Loan Trust, 2004-33 2A1	3.890%	12/25/34	6,788	6,627	(a)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	0.495%	11/25/35	207,857	193,525	(a)
Banc of America Funding Trust, 2005-E 4A1	4.443%	3/20/35	7,548	7,625	(a)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.350%	9/29/36	474,340	470,803	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	4.552%	9/25/32	98,606	93,686	(a)
Banc of America Mortgage Trust, 2003-C B1	4.089%	4/25/33	224,865	55,836	(a)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	0.505%	1/25/47	269,815	229,476	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,313,850	(a)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	2,750,000	2,418,795	(a)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.512%	2/25/37	30,493	29,597	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.485%	8/25/35	2,585	2,513	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	0.475%	10/25/35	48,317	46,132	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.385%	1/25/36	5,548	5,054	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	741,029	(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,251,813
Citigroup Commercial Mortgage Trust, 2019- SST2 A (1 mo. USD LIBOR + 0.920%)	1.105%	12/15/36	3,530,000	3,465,710	(a)(c)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	3.737%	3/25/37	169,692	138,291	(a)
Commercial Mortgage Trust, 2010-C1 C	5.915%	7/10/46	860,000	864,639	(a)(c)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.605%	7/25/36	$326,600	$288,065	(a)(c)
CSMC Trust, 2014-11R 15A2	3.663%	1/27/36	2,052,478	1,832,164	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,750,000	3,629,864	(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	0.694%	2/19/45	95,194	90,606	(a)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	0.871%	12/29/45	74,890	74,927	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	217,262	243,920
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	0.535%	11/15/40	285,482	285,163	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,530,000	1,438,151	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.635%	10/25/29	2,360,000	2,415,746	(a)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.085%	11/25/24	783,186	811,179	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.185%	10/25/29	3,110,000	3,157,526	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.285%	10/25/39	1,910,000	1,870,635	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,178,744	1,304,445
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	437,419	458,249
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,393,309	1,438,478	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	109,241	136,791	(a)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	564,884	532,065
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.786%	12/19/59	298,732	298,826	(a)(c)

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.854%	2/20/60	$117,432	$118,159	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.724%	3/20/60	926,355	927,199	(a)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	1.174%	5/20/60	1,120,727	1,135,425	(a)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	0.633%	10/20/60	2,235,506	2,225,371	(a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.653%	8/20/58	2,013,073	2,005,860	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.753%	11/20/60	2,725,248	2,721,170	(a)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.803%	1/20/61	231,305	231,255	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.803%	12/20/60	297,828	297,756	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.753%	2/20/61	453,469	452,784	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.803%	2/20/61	583,814	583,749	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	0.773%	8/20/61	1,272,986	1,271,852	(a)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	0.803%	7/20/62	7,765,091	7,763,187	(a)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.833%	10/20/62	284,791	285,098	(a)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.823%	10/20/62	388,498	388,602	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	0.643%	12/20/62	$4,536,424	$4,520,042	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.703%	3/20/63	1,474,199	1,470,303	(a)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	0.773%	6/20/63	481,797	481,430	(a)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	0.773%	6/20/63	200,897	200,736	(a)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	0.773%	5/20/63	179,249	179,097	(a)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	355,446	382,201
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.685%	5/25/37	164,313	157,136	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.455%	11/25/36	1,735,700	698,252	(a)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. USD LIBOR + 0.720%)	0.905%	1/25/35	136,302	111,092	(a)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,696,555	2,120,521	(a)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,171,270
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,162,339	3,231,032	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,421,727	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.695%	1/16/37	2,980,000	2,656,611	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.195%	1/16/37	2,980,000	2,498,770	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,930,000	2,604,553	(a)(c)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	0.778%	12/22/69	1,944,000	1,928,427	(a)(c)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	0.405%	12/25/36	$48,217	$41,289	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	24,197	21,199	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.707%	2/25/34	24,854	24,508	(a)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	3.453%	3/25/33	179,006	139,492	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	3.707%	2/25/34	1,056,292	1,041,590	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	614,124
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.035%	11/15/34	666,003	622,108	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.031%	12/15/51	54,030,130	3,034,932	(a)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.585%	5/15/36	1,450,000	1,292,603	(a)(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,100,000	2,135,010	(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	674,646	729,203	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	10,777	7,154
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.735%	5/25/37	1,745,493	1,253,404	(a)
Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,970,000	1,909,513	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	1.308%	6/20/33	317,674	301,876	(a)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	1.499%	1/21/70	291,200	287,429	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	3.594%	3/25/34	221,386	210,125	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	3.389%	6/25/35	62,426	59,977	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.617%	3/25/35	211,673	190,070	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.009%	6/25/35	360,293	331,126	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	612,423	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	2.175%	11/11/34	$1,717,370	$1,482,478	(a)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	0.865%	6/25/44	1,343,802	1,307,357	(a)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	3,191,226
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,809,883	(c)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.948%	8/20/35	14,657	13,890	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.410%)	0.595%	12/25/45	82,482	79,450	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4 A5	3.571%	4/25/35	44,309	43,070	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.740%	6/25/33	57,276	55,752	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.240%	10/25/46	1,390,294	1,234,887	(a)
Total Collateralized Mortgage Obligations (Cost — $106,865,131)				104,959,616
Asset-Backed Securities — 12.3%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	1.310%	5/25/32	81,771	79,884	(a)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	0.865%	4/25/33	1,236,886	1,130,146	(a)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	1.010%	8/25/33	80,838	79,450	(a)
ACIS CLO Ltd., 2014-3A A1A (3 mo. USD LIBOR + 1.510%)	2.197%	2/1/26	364,835	364,836	(a)(c)
ACIS CLO Ltd., 2014-3A A2A (3 mo. USD LIBOR + 1.550%)	2.237%	2/1/26	64,169	64,180	(a)(c)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	2.107%	5/1/26	48,519	48,488	(a)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	2.277%	5/1/27	789,907	789,963	(a)(c)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	2.189%	10/21/28	1,650,000	1,621,006	(a)(c)
American Money Management Corp. CLO Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.100%)	1.460%	5/26/31	2,189,294	2,126,360	(a)(c)

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	2.439%	10/15/29	$1,125,000	$1,112,757	(a)(c)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	1.910%	12/25/34	873,913	845,745	(a)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	1.591%	8/5/27	625,000	619,419	(a)(c)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	2.359%	1/15/28	500,000	493,033	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,587,536	(c)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	2.127%	11/20/30	500,000	490,879	(a)(c)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.427%	11/20/28	1,000,000	986,606	(a)(c)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.641%	4/13/27	1,345,251	1,341,561	(a)(c)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	2.299%	7/15/31	700,000	681,451	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.585%	7/25/36	1,630,000	1,417,670	(a)(c)
California Street CLO XII, Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	2.249%	10/15/25	1,229,415	1,223,666	(a)(c)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.319%	7/15/28	1,000,000	1,002,500	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	2.105%	4/17/31	1,447,425	1,401,752	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.041%	7/27/31	376,991	365,774	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.355%	7/20/31	750,000	723,416	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	2.385%	7/20/30	750,000	737,438	(a)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	2.225%	10/20/28	1,030,000	1,017,145	(a)(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	7,440	6,820	(a)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.115%	12/25/35	1,250,219	1,249,994	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	2.469%	7/15/26	$273,443	$271,817	(a)(c)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.405%	2/15/29	1,967,036	1,779,187	(a)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	2.041%	10/26/27	1,500,000	1,483,449	(a)(c)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	2.419%	7/15/30	250,000	246,917	(a)(c)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	1.558%	11/22/31	450,000	437,695	(a)(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.951%	10/29/29	725,000	716,005	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.229%	4/15/31	500,000	488,975	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	2.395%	1/20/30	2,850,000	2,823,102	(a)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.071%	7/25/27	479,561	473,498	(a)(c)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,297,369	1,287,550	(c)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	2.049%	4/15/27	1,534,631	1,513,459	(a)(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	2.385%	7/17/29	1,500,000	1,483,848	(a)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.219%	4/15/31	1,000,000	963,480	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	2.256%	7/16/31	420,000	410,124	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	2.459%	7/15/27	250,000	248,246	(a)(c)
LCM XX LP, 20A AR (3 mo. USD LIBOR + 1.040%)	2.175%	10/20/27	1,810,000	1,786,774	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.445%	6/25/46	141,705	132,525	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	2.735%	10/20/30	250,000	241,103	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.485%	3/25/66	5,140,000	4,988,548	(a)(c)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	0.530%	12/7/20	706,685	706,698	(a)

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	0.835%	11/25/52	$856,616	$827,160	(a)(c)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	2.155%	4/19/30	500,000	488,973	(a)(c)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	2.265%	10/19/31	250,000	243,779	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	2.071%	4/26/31	2,100,000	2,051,223	(a)(c)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	2.549%	10/15/32	1,600,000	1,581,046	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.400%	5/23/31	510,000	499,249	(a)(c)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.732%	11/15/32	550,000	543,736	(a)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	1,248,598	1,181,025
Option One Mortgage Loan Trust, 2007- FXD1 2A1	5.866%	1/25/37	1,194,776	1,133,380
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.810%	4/30/27	2,500,000	2,463,177	(a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	1.310%	8/25/33	72,411	70,712	(a)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	2.055%	10/20/27	234,788	232,198	(a)(c)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	2.215%	7/20/28	1,900,000	1,870,153	(a)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.160%	12/25/33	26,295	25,324	(a)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	2.269%	7/15/28	994,787	983,809	(a)(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	0.623%	12/15/38	3,790,000	3,580,865	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.603%	6/15/39	2,634,981	2,446,943	(a)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	1.063%	3/15/33	118,570	112,325	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.141%	3/25/44	6,090,000	5,693,434	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	$2,757,904	$2,803,833	(c)
Structured Asset Securities Corp., 2004-SC1 A	8.182%	12/25/29	17,612	17,521	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	0.755%	10/25/36	1,744,386	1,686,179	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.992%	5/25/31	1,457,448	1,357,445	(a)(c)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	2.285%	1/17/26	1,989,637	1,983,451	(a)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	2.961%	10/13/29	750,000	722,597	(a)(c)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	2.165%	10/20/27	2,629,993	2,603,911	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	2.835%	10/20/28	1,730,000	1,683,037	(a)(c)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	2.291%	10/25/32	1,130,000	1,122,582	(a)(c)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.109%	4/15/29	725,000	713,595	(a)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.245%	7/20/30	1,500,000	1,463,588	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	2.929%	6/7/30	450,000	438,861	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.370%)	0.555%	5/25/36	2,900,000	2,251,275	(a)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	2.430%	7/24/32	750,000	736,167	(a)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.709%	7/15/32	600,000	584,651	(a)(c)
Total Asset-Backed Securities (Cost — $95,584,025)				94,289,679
U.S. Government & Agency Obligations — 9.5%
U.S. Government Agencies — 1.8%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,968,063
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	0.316%	9/20/21	4,400,000	4,407,727	(a)
Federal Home Loan Banks, Bonds	1.375%	9/28/20	3,030,000	3,038,954

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	$2,220,000	$2,227,951
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,256,690
Total U.S. Government Agencies				13,899,385
U.S. Government Obligations — 7.7%
U.S. Treasury Notes	2.000%	9/30/20	10,000	10,046
U.S. Treasury Notes	2.500%	1/31/21	13,410,000	13,589,935
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,245,373
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,556,046
U.S. Treasury Notes	2.125%	5/31/21	10,010,000	10,189,281
U.S. Treasury Notes	1.500%	10/31/21	1,220,000	1,241,707
U.S. Treasury Notes	2.500%	2/15/22	7,880,000	8,177,347
U.S. Treasury Notes	1.750%	7/15/22	940,000	970,366
U.S. Treasury Notes	0.500%	4/30/27	1,800,000	1,802,953
Total U.S. Government Obligations				58,783,054
Total U.S. Government & Agency Obligations (Cost — $71,473,434)				72,682,439
Mortgage-Backed Securities — 5.6%
FHLMC — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/49	901,865	962,701
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-3/1/50	822,730	899,008
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-10/1/49	371,449	399,298
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	50,091	51,726
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	105,199	123,074
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	501,150	530,853
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	2.606%	6/1/43	574,198	592,343	(a)
Total FHLMC				3,559,003
FNMA — 3.7%
Federal National Mortgage Association (FNMA)	5.500%	9/1/21	2	2
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	1	1

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	$332	$369
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	210,778	231,131
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	39	43
Federal National Mortgage Association (FNMA)	2.000%	7/1/35-7/1/50	3,900,000	4,004,812	(k)
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-3/1/50	2,507,703	2,683,760
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-6/1/49	5,604,962	5,944,491
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	9,021,918	9,739,231
Federal National Mortgage Association (FNMA)	4.500%	10/1/48-5/1/49	3,167,960	3,402,837
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-12/1/48	957,047	1,045,804
Federal National Mortgage Association (FNMA)	3.500%	2/1/50-4/1/50	390,290	415,506	(l)
Federal National Mortgage Association (FNMA)	2.500%	7/1/50	100,000	104,258	(k)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.060%	9/1/37	996,687	1,039,272	(a)
Total FNMA				28,611,517
GNMA — 1.4%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	12,819	14,256
Government National Mortgage Association (GNMA)	6.500%	8/15/34	301,722	353,328
Government National Mortgage Association (GNMA)	7.000%	3/15/36	78,485	93,963
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	898,873	955,371
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	819,602	876,836
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	1,111,372	1,164,974
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	270,402	287,090

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/48	$159,049	$170,703
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-1/20/49	2,999,400	3,225,250
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	1,215,126	1,321,787
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	100,000	105,273	(k)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.158%)	2.123%	7/20/60	68,218	69,613	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.037%)	3.033%	8/20/60	865,041	913,450	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.224%)	1.398%	7/20/60	157,670	159,991	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	1.610%	1/20/60	829,518	845,041	(a)
Total GNMA				10,556,926
Total Mortgage-Backed Securities (Cost — $41,457,480)				42,727,446
Sovereign Bonds — 1.7%
Canada — 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	2,104,156	(c)
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,274,736	(c)
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,795,001	(c)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,710,000	1,838,062	(b)
Total Qatar				3,633,063
Saudi Arabia — 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,614,452	(c)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$1,790,000	$1,852,417	(c)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,830,000	1,891,854	(c)
Total United Arab Emirates				3,744,271
Total Sovereign Bonds (Cost — $12,538,562)				13,370,678
U.S. Treasury Inflation Protected Securities — 0.3%
U.S. Treasury Bonds, Inflation Indexed (Cost—$1,685,707)	1.375%	2/15/44	1,628,148	2,221,950	(m)
Convertible Bonds & Notes — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Dermira Inc., Senior Notes (Cost — $407,604)	3.000%	5/15/22	400,000	405,500
Total Investments before Short-Term Investments (Cost — $711,791,819)				718,659,878
Short-Term Investments — 5.8%
U.S. Treasury Bills — 1.6%
U.S. Treasury Bills	0.127%	8/18/20	5,390,000	5,389,084	(n)
U.S. Treasury Bills	0.149%	10/15/20	6,930,000	6,926,990	(n)
Total U.S. Treasury Bills (Cost — $12,315,357)				12,316,074

			Shares
Money Market Funds — 4.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $32,526,762)	0.109%		32,526,762	32,526,762	(o)
Total Short-Term Investments (Cost — $44,842,119)				44,842,836
Total Investments — 99.3% (Cost — $756,633,938)				763,502,714
Other Assets in Excess of Liabilities — 0.7%				5,096,826
Total Net Assets — 100.0%				$768,599,540

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of June 30, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of June 30, 2020.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2020, the Fund held TBA securities with a total cost of $4,173,223.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $32,526,762 and the cost was $32,526,762 (Note 8).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

UST	— United States Treasury

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Short-Term Bond Fund

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	147	12/20	$36,015,235	$36,643,425	$628,190
U.S. Treasury 2-Year Notes	1,011	9/20	223,175,344	223,257,236	81,892
U.S. Treasury 5-Year Notes	166	9/20	20,820,594	20,873,203	52,609
					762,691
Contracts to Sell:
30-Day Federal Funds	77	6/21	32,101,797	32,089,109	12,688
90-Day Eurodollar	662	3/21	164,981,397	165,169,000	(187,603)
U.S. Treasury 10-Year Notes	286	9/20	39,680,885	39,803,158	(122,273)
U.S. Treasury Long-Term Bonds	72	9/20	12,821,159	12,856,500	(35,341)
					(332,529)
Net unrealized appreciation on open futures contracts					$430,162

At June 30, 2020, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$19,290,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	$(280,970)
	67,579,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$6,516	295,806
	25,977,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(87,197)	22,499
Total	$112,846,000				$(80,681)	$37,335

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	$6,380,000	6/20/25	1.000% quarterly	$75,322	$(12,227)	$87,549

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Western Asset Short-Term Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR — London Interbank Offered Rate

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	31

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $724,107,176)	$730,975,952
Investments in affiliated securities, at value (Cost — $32,526,762)	32,526,762
Cash	1,535,212
Receivable for securities sold	4,150,148
Interest receivable	4,109,492
Deposits with brokers for centrally cleared swap contracts	793,127
Receivable for Fund shares sold	687,643
Receivable from broker — net variation margin on open futures contracts	82,610
Receivable from broker — net variation margin on centrally cleared swap contracts	27,394
Deposits with brokers for open futures contracts	3,930
Prepaid expenses	52,887
Total Assets	774,945,157

Liabilities:
Payable for securities purchased	5,734,711
Payable for Fund shares repurchased	227,687
Investment management fee payable	225,039
Distributions payable	18,733
Service and/or distribution fees payable	18,357
Trustees’ fees payable	4,184
Accrued expenses	116,906
Total Liabilities	6,345,617
Total Net Assets	$768,599,540

Net Assets:
Par value (Note 7)	$1,956
Paid-in capital in excess of par value	787,182,386
Total distributable earnings (loss)	(18,584,802)
Total Net Assets	$768,599,540

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Net Assets:
Class A	$53,823,363
Class C	$5,960,348
Class C1	$5,530,521
Class R	$47,687
Class I	$146,490,556
Class IS	$556,747,065

Shares Outstanding:
Class A	13,697,953
Class C	1,518,369
Class C1	1,406,845
Class R	12,141
Class I	37,273,802
Class IS	141,708,898

Net Asset Value:
Class A (and redemption price)	$3.93
Class C*	$3.93
Class C1 (and redemption price)	$3.93
Class R (and redemption price)	$3.93
Class I (and redemption price)	$3.93
Class IS (and redemption price)	$3.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.02

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	33

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest from unaffiliated investments	$9,899,018
Interest from affiliated investments	126,064
Total Investment Income	10,025,082

Expenses:
Investment management fee (Note 2)	1,311,762
Service and/or distribution fees (Notes 2 and 5)	111,262
Transfer agent fees (Note 5)	108,327
Registration fees	54,465
Fund accounting fees	37,782
Legal fees	30,237
Audit and tax fees	25,302
Trustees’ fees	13,357
Shareholder reports	11,696
Commitment fees (Note 9)	5,500
Insurance	2,586
Custody fees	1,846
Miscellaneous expenses	6,606
Total Expenses	1,720,728
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(40,286)
Net Expenses	1,680,442
Net Investment Income	8,344,640

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	6,554,397
Futures contracts	8,151,152
Written options	1,207,829
Swap contracts	(5,484,862)
Net Realized Gain	10,428,516
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(3,172,795)
Futures contracts	282,137
Written options	(24,174)
Swap contracts	(669,799)
Change in Net Unrealized Appreciation (Depreciation)	(3,584,631)
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	6,843,885
Increase in Net Assets From Operations	$15,188,525

See Notes to Financial Statements.

34	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$8,344,640	$19,831,857
Net realized gain (loss)	10,428,516	(2,731,893)
Change in net unrealized appreciation (depreciation)	(3,584,631)	16,546,847
Increase in Net Assets From Operations	15,188,525	33,646,811

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,011,818)	(21,166,404)
Decrease in Net Assets From Distributions to Shareholders	(9,011,818)	(21,166,404)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	130,948,336	210,776,482
Reinvestment of distributions	8,871,926	20,625,482
Cost of shares repurchased	(145,860,624)	(178,996,006)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,040,362)	52,405,958
Increase in Net Assets	136,345	64,886,365

Net Assets:
Beginning of period	768,463,195	703,576,830
End of period	$768,599,540	$768,463,195

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	35

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89

Income (loss) from operations:
Net investment income	0.04	0.09	0.08	0.05	0.05	0.04
Net realized and unrealized gain (loss)	0.03	0.08	(0.03)	0.04	0.02	(0.04)
Total income (loss) from operations	0.07	0.17	0.05	0.09	0.07	(0.00) [3]

Less distributions from:
Net investment income	(0.04)	(0.10)	(0.09)	(0.07)	(0.06)	(0.05)
Total distributions	(0.04)	(0.10)	(0.09)	(0.07)	(0.06)	(0.05)

Net asset value, end of period	$3.93	$3.90	$3.83	$3.87	$3.85	$3.84
Total return[4]	1.85%	4.49%	1.29%	2.23%	1.85%[5]	0.06%

Net assets, end of period (000s)	$53,823	$53,294	$30,894	$29,977	$43,445	$38,915

Ratios to average net assets:
Gross expenses	0.73%[6]	0.75%	0.75%	0.78%	0.78%	0.76%
Net expenses	0.72 [6,7,8]	0.74 [7,8]	0.74 [7,8]	0.74 [7,8]	0.78	0.76
Net investment income	1.95 [6]	2.36	2.12	1.37	1.20	1.04

Portfolio turnover rate	32%[9]	41%[9]	52%[9]	42%[9]	22%[9]	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.58% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2020 and 55%, 100%, 89% and 24% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

36	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$3.89	$3.83	$3.86	$3.85	$3.84	$3.89

Income (loss) from operations:
Net investment income	0.02	0.06	0.05	0.02	0.02	0.01
Net realized and unrealized gain (loss)	0.05	0.07	(0.02)	0.03	0.02	(0.04)
Total income (loss) from operations	0.07	0.13	0.03	0.05	0.04	(0.03)

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.06)	(0.04)	(0.03)	(0.02)
Total distributions	(0.03)	(0.07)	(0.06)	(0.04)	(0.03)	(0.02)

Net asset value, end of period	$3.93	$3.89	$3.83	$3.86	$3.85	$3.84
Total return[3]	1.73%	3.44%	0.80%	1.23%	1.12%[4]	(0.73)%

Net assets, end of period (000s)	$5,960	$5,073	$8,487	$7,537	$9,152	$6,929

Ratios to average net assets:
Gross expenses	1.48%[5]	1.50%	1.49%	1.55%	1.56%	1.54%
Net expenses[6]	1.47 [5,7]	1.50 [7]	1.48 [7]	1.51 [7]	1.44 [7]	1.54
Net investment income	1.20 [5]	1.67	1.41	0.60	0.55	0.27

Portfolio turnover rate	32%[8]	41%[8]	52%[8]	42%[8]	22%[8]	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.86% for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2020 and 55%, 100%, 89% and 24% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89

Income (loss) from operations:
Net investment income	0.03	0.09	0.07	0.04	0.04	0.03
Net realized and unrealized gain (loss)	0.04	0.07	(0.03)	0.03	0.02	(0.04)
Total income (loss) from operations	0.07	0.16	0.04	0.07	0.06	(0.01)

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.08)	(0.05)	(0.05)	(0.04)
Total distributions	(0.04)	(0.09)	(0.08)	(0.05)	(0.05)	(0.04)

Net asset value, end of period	$3.93	$3.90	$3.83	$3.87	$3.85	$3.84
Total return[3]	1.70%	4.28%	1.07%	1.94%	1.58%[4]	(0.21)%

Net assets, end of period (000s)	$5,531	$7,854	$32,443	$39,335	$49,158	$61,983

Ratios to average net assets:
Gross expenses	1.03%[5]	0.98%	0.97%	1.06%	1.05%	1.03%
Net expenses	1.02 [5,6,7]	0.97 [6,7]	0.96 [6,7]	1.02 [6,7]	1.05	1.03
Net investment income	1.67 [5]	2.26	1.90	1.10	0.93	0.76

Portfolio turnover rate	32%[8]	41%[8]	52%[8]	42%[8]	22%[8]	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2020 and 55%, 100%, 89% and 24% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

38	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$3.90	$3.83	$3.86	$3.85	$3.84	$3.88

Income (loss) from operations:
Net investment income	0.03	0.08	0.07	0.04	0.03	0.03
Net realized and unrealized gain (loss)	0.04	0.08	(0.02)	0.02	0.03	(0.03)
Total income (loss) from operations	0.07	0.16	0.05	0.06	0.06	(0.00) [3]

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.08)	(0.05)	(0.05)	(0.04)
Total distributions	(0.04)	(0.09)	(0.08)	(0.05)	(0.05)	(0.04)

Net asset value, end of period	$3.93	$3.90	$3.83	$3.86	$3.85	$3.84
Total return[4]	1.66%	4.12%	1.19%	1.60%	1.53%[5]	0.00%

Net assets, end of period (000s)	$48	$71	$173	$171	$28	$13

Ratios to average net assets:
Gross expenses	1.94%[6]	1.28%	1.29%	1.21%	1.39%	1.14%
Net expenses[7,8]	1.09 [6]	1.10	1.10	1.10	1.10	1.10
Net investment income	1.62 [6]	2.11	1.77	1.05	0.90	0.71

Portfolio turnover rate	32%[9]	41%[9]	52%[9]	42%[9]	22%[9]	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.26% for the year ended December 31, 2016.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2020 and 55%, 100%, 89% and 24% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89

Income (loss) from operations:
Net investment income	0.04	0.10	0.09	0.06	0.06	0.05
Net realized and unrealized gain (loss)	0.04	0.08	(0.03)	0.03	0.02	(0.04)
Total income from operations	0.08	0.18	0.06	0.09	0.08	0.01

Less distributions from:
Net investment income	(0.05)	(0.11)	(0.10)	(0.07)	(0.07)	(0.06)
Total distributions	(0.05)	(0.11)	(0.10)	(0.07)	(0.07)	(0.06)

Net asset value, end of period	$3.93	$3.90	$3.83	$3.87	$3.85	$3.84
Total return[3]	1.96%	4.74%	1.54%	2.46%	2.14%[4]	0.33%

Net assets, end of period (millions)	$146	$162	$142	$62	$64	$125

Ratios to average net assets:
Gross expenses	0.51%[5]	0.54%	0.53%	0.56%	0.50%	0.49%
Net expenses[6]	0.49 [5,7]	0.50 [7]	0.50 [7]	0.51 [7]	0.50	0.49
Net investment income	2.18 [5]	2.64	2.44	1.61	1.49	1.31

Portfolio turnover rate	32%[8]	41%[8]	52%[8]	42%[8]	22%[8]	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.87% for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2020 and 55%, 100%, 89% and 24% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

40	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89

Income (loss) from operations:
Net investment income	0.04	0.11	0.10	0.07	0.06	0.05
Net realized and unrealized gain (loss)	0.04	0.07	(0.04)	0.03	0.02	(0.04)
Total income from operations	0.08	0.18	0.06	0.10	0.08	0.01

Less distributions from:
Net investment income	(0.05)	(0.11)	(0.10)	(0.08)	(0.07)	(0.06)
Total distributions	(0.05)	(0.11)	(0.10)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$3.93	$3.90	$3.83	$3.87	$3.85	$3.84
Total return[3]	2.01%	4.84%	1.63%	2.56%	2.19%[4]	0.37%

Net assets, end of period (millions)	$557	$541	$490	$462	$430	$435

Ratios to average net assets:
Gross expenses	0.40%[5]	0.41%	0.41%	0.45%	0.46%	0.45%
Net expenses[6,7]	0.39 [5]	0.40	0.40	0.41	0.45	0.45
Net investment income	2.28 [5]	2.74	2.48	1.71	1.54	1.35

Portfolio turnover rate	32%[8]	41%[8]	52%[8]	42%[8]	22%[8]	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.92% for the year ended December 31, 2016.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.45%.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2020 and 55%, 100%, 89% and 24% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

42	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$149,534,966	$0	*	$149,534,966
Other Corporate Bonds & Notes	—	238,467,604	—		238,467,604
Collateralized Mortgage Obligations	—	104,959,616	—		104,959,616
Asset-Backed Securities	—	94,289,679	—		94,289,679
U.S. Government & Agency Obligations	—	72,682,439	—		72,682,439
Mortgage-Backed Securities	—	42,727,446	—		42,727,446
Sovereign Bonds	—	13,370,678	—		13,370,678
U.S. Treasury Inflation Protected Securities	—	2,221,950	—		2,221,950
Convertible Bonds & Notes	—	405,500	—		405,500
Total Long-Term Investments	—	718,659,878	0	*	718,659,878
Short-Term Investments†:
U.S. Treasury Bills	—	12,316,074	—		12,316,074
Money Market Funds	$32,526,762	—	—		32,526,762
Total Short-Term Investments	32,526,762	12,316,074	—		44,842,836
Total Investments	$32,526,762	$730,975,952	$0	*	$763,502,714

44	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$775,379	—	—	$775,379
Centrally Cleared Interest Rate Swaps	—	$318,305	—	318,305
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	87,549	—	87,549
Total Other Financial Instruments	$775,379	$405,854	—	$1,181,233
Total	$33,302,141	$731,381,806	—	$764,683,947

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$345,217	—	—	$345,217
Centrally Cleared Interest Rate Swaps	—	$280,970	—	280,970
Total	$345,217	$280,970	—	$626,187

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

46	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was $6,380,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

48	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other

50	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

52	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.80%, 1.55%, 1.05%, 1.10%, 0.50% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $40,286, which included an affiliated money market fund waiver of $19,223.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a

54	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,255	—
CDSCs	1,502	$2,060

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$157,432,924	$73,873,131
Sales	71,398,079	187,035,640

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$756,633,938	$17,186,926	$(10,318,150)	$6,868,776
Swap contracts	(92,908)	405,854	(280,970)	124,884
Futures contracts	—	775,379	(345,217)	430,162

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$775,379	—	$775,379
Centrally cleared swap contracts[3]	318,305	$87,549	405,854
Total	$1,093,684	$87,549	$1,181,233

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$345,217
Centrally cleared swap contracts[3]	280,970
Total	$626,187

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(60,505)	—	$(60,505)
Written options	1,207,829	—	1,207,829
Futures contracts	8,151,152	—	8,151,152
Swap contracts	(6,302,127)	$817,265	(5,484,862)
Total	$2,996,349	$817,265	$3,813,614

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(9,055)	—	$(9,055)
Written options	(24,174)	—	(24,174)
Futures contracts	282,137	—	282,137
Swap contracts	(971,000)	$301,201	(669,799)
Total	$(722,092)	$301,201	$(420,891)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

56	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$8,282
Written options†	114,978
Futures contracts (to buy)	511,677,773
Futures contracts (to sell)	201,918,494

Average Notional Balance
Interest rate swap contracts	$117,643,286
Credit default swap contracts (to buy protection)†	13,255,714
Credit default swap contracts (to sell protection)	3,730,000

†	At June 30, 2020, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$66,339	$21,071
Class C	27,811	2,064
Class C1	16,967	4,318
Class R	145	303
Class I	—	80,571
Class IS	—	—
Total	$111,262	$108,327

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,138
Class C	224
Class C1	278
Class R	246
Class I	15,236
Class IS	22,164
Total	$40,286

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$565,997	$1,118,661
Class C	38,661	112,389
Class C1	62,669	459,950
Class R	520	2,972
Class I	1,665,344	4,185,503
Class IS	6,678,627	15,286,929
Total	$9,011,818	$21,166,404

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,252,910	$8,761,134	9,332,543	$36,318,289
Shares issued on reinvestment	139,799	544,822	262,922	1,023,478
Shares repurchased	(2,363,684)	(9,184,913)	(3,988,822)	(15,534,613)
Net increase	29,025	$121,043	5,606,643	$21,807,154

58	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class C
Shares sold	661,415	$2,564,578	419,894	$1,633,188
Shares issued on reinvestment	9,749	37,964	28,460	110,436
Shares repurchased	(455,315)	(1,767,248)	(1,362,359)	(5,280,612)
Net increase (decrease)	215,849	$835,294	(914,005)	$(3,536,988)

Class C1
Shares sold	24,782	$96,027	60,213	$233,922
Shares issued on reinvestment	15,782	61,555	117,323	455,406
Shares repurchased	(647,172)	(2,518,162)	(6,626,078)	(25,780,009)
Net decrease	(606,608)	$(2,360,580)	(6,448,542)	$(25,090,681)

Class R
Shares sold	1,148	$4,473	2,816	$10,956
Shares issued on reinvestment	133	520	764	2,963
Shares repurchased	(7,378)	(27,597)	(30,421)	(118,575)
Net decrease	(6,097)	$(22,604)	(26,841)	$(104,656)

Class I
Shares sold	13,781,683	$53,306,101	16,751,057	$65,073,278
Shares issued on reinvestment	410,198	1,599,029	1,039,948	4,044,434
Shares repurchased	(18,344,599)	(71,460,346)	(13,401,484)	(52,014,332)
Net increase (decrease)	(4,152,718)	$(16,555,216)	4,389,521	$17,103,380

Class IS
Shares sold	17,004,712	$66,216,023	27,660,087	$107,506,849
Shares issued on reinvestment	1,700,554	6,628,036	3,854,565	14,988,765
Shares repurchased	(15,694,877)	(60,902,358)	(20,650,741)	(80,267,865)
Net increase	3,010,389	$11,941,701	10,863,911	$42,227,749

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,718,054	$159,262,960	159,262,960	$151,454,252	151,454,252

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$126,064	—	$32,526,762

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $5,500. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Deferred capital losses

As of December 31, 2019, the Fund had deferred capital losses of $30,682,400, which have no expiration date, that will be available to offset future taxable capital gains.

60	Western Asset Short-Term Bond Fund 2020 Semi-Annual Report

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Effective January 1, 2021, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short-Term Bond Fund 2020 Semi-Annual Report	61

Board approval of new management and

new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers,” and, collectively with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreements between the Manager and Western Asset and between Western Asset and WAML (the “Current Sub-advisory Agreements,” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on April 14, 20201, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Short-Term Bond Fund (the “Fund”), a series of the Trust, and new sub-advisory agreements (the “New Sub-Advisory Agreements,” and collectively, the “New Agreements”) between the Manager and Western Asset and between Western Asset and WAML with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Board has also approved an interim investment management agreement between the Manager and the Fund (the “Interim Management Agreement”) and interim sub-advisory agreements between the Manager and Western Asset and between Western Asset and WAML (the “Interim Sub-advisory

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

62	Western Asset Short-Term Bond Fund

Agreements,” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

Western Asset Short-Term Bond Fund	63

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

(i) the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii) that Franklin Templeton has informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii) that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv) that Franklin Templeton and Legg Mason have informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v) that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi) that Franklin Templeton has informed the Board that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

64	Western Asset Short-Term Bond Fund

(viii) the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix) that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x) that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii) the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii) the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv) that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv) that the Current Agreements were considered and approved in November 2019;

Western Asset Short-Term Bond Fund	65

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

(xvi) that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii) that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the New Management Agreement and each New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to

66	Western Asset Short-Term Bond Fund

information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Boards that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements.

Western Asset Short-Term Bond Fund	67

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as short investment-grade debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected

68	Western Asset Short-Term Bond Fund

to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadvisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager or Western Asset, as applicable, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in

Western Asset Short-Term Bond Fund	69

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was approximately equal to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Current Agreements, the Board noted that contractual expense limitations had been implemented for the Fund and that after taking those expense limitations into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

70	Western Asset Short-Term Bond Fund

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset Short-Term Bond Fund	71

Western Asset

Short-Term Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/20 SR20-3947

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2020